Preference Shares (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Collateralized Preference shares
Debt Instrument [Line Items]
Opening balance	$ 2,361.2	$ 1,907.7	$ 91.4
Preference share dividend			1.3
Redemptions			(90.0)
Other			(2.3)
Translation			(0.4)
Closing balance	$ 2,361.2	$ 1,907.7